Transactions with Related Parties - Summary of Compensation to Directors and Other Members of Key Management (Details) - Related Parties - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Employee benefits	₸ (86,326)	₸ (68,509)	₸ (58,285)
Share-based compensation	(20,859)	(19,984)	(20,057)
Transactions with Related Parties
Disclosure of transactions between related parties [line items]
Employee benefits	(535)	(800)	(782)
Share-based compensation	₸ (4,815)	₸ (7,298)	₸ (11,381)